Inventories	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Inventories
12.
Inventories

Details of inventories as of June 30, 2025 and as of December 31, 2024 are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
Raw materials & Work in progress	48,137	55,736
Finished goods	8,469	14,346
Total	56,606	70,082

The Group has insurance policies in place to cover all inventories, with specific global insurances coverage for each of the Group’s warehouses.

There were no commitments for the purchase of inventories as of June 30, 2025 and December 31, 2024. Advance payments to suppliers for the acquisition of inventories as of June 30, 2025 were Euros 5,186 thousand, as compared to Euros 4,595 thousand as of December 31, 2024.

Based on current information, the Group has booked an inventory provision of Euros 8,885 thousand as of June 30, 2025 to cover the impact of slow-moving and accrual obsolescence inventories, as compared to Euros 9,203 thousand at December 31, 2024.

As a consequence of certain loans the Group had a pledge on the inventories at June 30, 2025 for an amount of Euros 12,500 thousand (Euros 15,000 thousand at December 2024) (Note 11).